Debt - Additional Information (Detail)		1 Months Ended		3 Months Ended	12 Months Ended
	May 02, 2017 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) Tower	Dec. 31, 2019 NZD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 NZD ($) Tower	Feb. 28, 2019 Tower	Sep. 30, 2018 USD ($)	Sep. 30, 2018 NZD ($)	Apr. 30, 2016 USD ($)
Debt Instrument [Line Items]
Repayment of debt					$ 201,480,000		$ 338,769,000	$ 613,487,000
Debt modification and extinguishment costs							(4,192,000)	(6,689,000)
Deferred financing costs			$ 6,848,000		5,189,000		6,848,000
Debt, current			8,293,000		32,428,000		8,293,000
Debt, noncurrent			498,532,000		528,738,000		498,532,000
Proceeds from debt					214,471,000		343,723,000	514,485,000
Interest cost incurred and expensed					$ 47,100,000		47,100,000	60,800,000
Debt covenant compliance					the Company was in compliance with all of its debt covenants.	the Company was in compliance with all of its debt covenants.
Proceeds from sale-leaseback financing obligation					$ 18,945,000
Long-term Debt			516,490,000		568,419,000		516,490,000
Interest Expense
Debt Instrument [Line Items]
Amortization of deferred financing costs					2,100,000		2,500,000	$ 2,600,000
Nueva Tel
Debt Instrument [Line Items]
Proceeds from sale-leaseback financing obligation					$ 18,900,000
Maximum | Nueva Tel
Debt Instrument [Line Items]
Number of network towers available for sale under sale and lease back transaction | Tower										651
Triology LLC Due 2022 Notes | Trilogy LLC
Debt Instrument [Line Items]
Aggregate principal amount of notes	$ 350,000,000
Deferred financing cost	4,800,000
Financing expenses	4,300,000
Debt modification and extinguishment costs				$ 2,400,000
Debt stated interest rate					8.875%				8.875%
Notes issued, percentage of face value					99.506%				99.506%
Interest payment					semi-annually in arrears on May 1 and November 1	semi-annually in arrears on May 1 and November 1
Maturity date					May 01, 2022	May 01, 2022
Redemption option, description					Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days’ and not more than 60 days’ prior notice	Trilogy LLC has the option of redeeming the Trilogy LLC 2022 Notes, in whole or in part, upon not less than 30 days’ and not more than 60 days’ prior notice
Long-term Debt			350,000,000		$ 350,000,000		350,000,000
Triology LLC Due 2022 Notes | On or after May 1, 2019 but prior to May 1, 2020 | Trilogy LLC
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					104.438%	104.438%
Triology LLC Due 2022 Notes | On or after May 1, 2020 but prior to May 1, 2021 | Trilogy LLC
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					102.219%	102.219%
Triology LLC Due 2022 Notes | On or after May 1, 2021 | Trilogy LLC
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%	100.00%
Syndicated Loan 2021 | Bolivia
Debt Instrument [Line Items]
Long-term Debt			15,022,000		$ 10,015,000		15,022,000
Syndicated Loan 2021 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes													$ 25,000,000
Debt stated interest rate					8.12%				8.12%
Debt, current					$ 6,700,000
Debt, noncurrent					$ 3,300,000
Financial covenant requirement					Maintain an indebtedness ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not greater than 2.15; a debt coverage ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 1.25; a current ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 0.65; and a structural debt ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not higher than 3.0.	Maintain an indebtedness ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not greater than 2.15; a debt coverage ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 1.25; a current ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not less than 0.65; and a structural debt ratio (as defined in the Bolivian 2021 Syndicated Loan agreement) of not higher than 3.0.
Maximum net indebteness ratio					215.00%				215.00%
Minimum net debt coverage ratio					125.00%				125.00%
Minimum net current ratio					65.00%				65.00%
Maximum net structural debt ratio					300.00%				300.00%
Syndicated Loan 2021 | Bolivia | Nueva Tel | Each of the first two years of the loan
Debt Instrument [Line Items]
Debt repayment percentage					10.00%				10.00%
Syndicated Loan 2021 | Bolivia | Nueva Tel | Each of the final three years of the loan
Debt Instrument [Line Items]
Debt repayment percentage					26.67%				26.67%
Syndicated Loan 2021 | Bolivia | Nueva Tel | Tasa De Referencia
Debt Instrument [Line Items]
Variable interest rate					5.50%	5.50%
Triology LLC Due 2019 Notes | Trilogy LLC
Debt Instrument [Line Items]
Repayment of debt	450,000,000
Payment of fees and expenses	$ 9,100,000
2021 Senior Facilities Agreement | New Zealand
Debt Instrument [Line Items]
Long-term Debt			137,554,000		$ 154,887,000		137,554,000
2021 Senior Facilities Agreement | New Zealand | 2degrees
Debt Instrument [Line Items]
Deferred financing cost					5,700,000				$ 8,400,000
Debt modification and extinguishment costs					3,700,000	$ 5,600,000
Borrowing capacity					$ 168,400,000				$ 250,000,000
Credit facilities agreement maturity date					Jul. 31, 2021	Jul. 31, 2021
Debt weighted average interest rate					3.63%				3.63%
Commitment fee rate					0.96%	0.96%
Commitment fee as a rate of the applicable margin on all undrawn and available commitments					40.00%	40.00%
Financial covenant requirement					maintain a total interest coverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not less than 3.0; maintain a net leverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not greater than 2.75 from July 1, 2019 to June 30, 2020; and 2.50 thereafter; and not exceed 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2021 Senior Facilities Agreement) in any financial year.	maintain a total interest coverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not less than 3.0; maintain a net leverage ratio (as defined in the New Zealand 2021 Senior Facilities Agreement) of not greater than 2.75 from July 1, 2019 to June 30, 2020; and 2.50 thereafter; and not exceed 110% of the agreed to annual capital expenditures (as defined in the New Zealand 2021 Senior Facilities Agreement) in any financial year.
Deferred financing costs					$ 2,100,000				$ 2,800,000
2021 Senior Facilities Agreement | New Zealand | 2degrees | On or after July, 2018 but prior to June, 2019
Debt Instrument [Line Items]
Interest coverage ratio, minimum					300.00%				300.00%
2021 Senior Facilities Agreement | New Zealand | 2degrees | On or after July 1, 2019 but prior to June 30, 2020
Debt Instrument [Line Items]
Maximum net leverage ratio					275.00%				275.00%
2021 Senior Facilities Agreement | New Zealand | 2degrees | On July 1, 2020 and Thereafter
Debt Instrument [Line Items]
Maximum net leverage ratio					250.00%				250.00%
2021 Senior Facilities Agreement | New Zealand | 2degrees | Working Capital Facility
Debt Instrument [Line Items]
Borrowing capacity									$ 20,000,000
2021 Senior Facilities Agreement | New Zealand | 2degrees | Further investments
Debt Instrument [Line Items]
Borrowing capacity									35,000,000
Credit facility drawn					$ 23,600,000				35,000,000
2021 Senior Facilities Agreement | New Zealand | 2degrees | Line Of Credit Available For Refinancing An Older Facility
Debt Instrument [Line Items]
Borrowing capacity									195,000,000
Credit facility drawn					$ 131,300,000				195,000,000
2021 Senior Facilities Agreement | New Zealand | Trilogy LLC | Line Of Credit Available For Refinancing An Older Facility
Debt Instrument [Line Items]
Deferred financing costs											$ 500,000	$ 700,000
2021 Senior Facilities Agreement | New Zealand | Trilogy LLC | Capital Expenditures
Debt Instrument [Line Items]
Borrowing capacity									$ 35,000,000
2021 Senior Facilities Agreement | New Zealand | Maximum | 2degrees
Debt Instrument [Line Items]
Amount by which annual capital expenditures may not exceed the agreed upon amount					110.00%				110.00%
2021 Senior Facilities Agreement | New Zealand | Maximum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate					3.80%	3.80%
2021 Senior Facilities Agreement | New Zealand | Minimum | 2degrees | New Zealand Bank Bill Reference Rate
Debt Instrument [Line Items]
Variable interest rate					2.40%	2.40%
2019 Senior Facilities Agreement | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity									$ 200,000,000
Bank Loan 2022 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes					$ 7,000,000
Debt stated interest rate					6.00%				6.00%
Debt, current					$ 1,800,000
Debt, noncurrent					$ 3,500,000
Debt repayment terms					The Bolivian 2022 Bank Loan is required to be repaid in quarterly installments which commenced in 2019 through 2022, with 25% of the principal amount to be repaid each year.	The Bolivian 2022 Bank Loan is required to be repaid in quarterly installments which commenced in 2019 through 2022, with 25% of the principal amount to be repaid each year.
Long-term Debt			7,000,000		$ 5,249,000		7,000,000
Bank Loan 2022 | Bolivia | Nueva Tel | Annual payment required during the last four years
Debt Instrument [Line Items]
Debt repayment percentage					25.00%				25.00%
Bank Loan 2023 | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Aggregate principal amount of notes					$ 8,000,000
Debt, current					1,800,000
Debt, noncurrent					$ 5,300,000
Debt repayment terms					The Bolivian 2023 Bank Loan is required to be repaid in quarterly installments which commenced in September 2019 through 2023, with 11% of the principal amount to be repaid during the first year and 22.25% of the principal amount to be repaid during each of the final four years.	The Bolivian 2023 Bank Loan is required to be repaid in quarterly installments which commenced in September 2019 through 2023, with 11% of the principal amount to be repaid during the first year and 22.25% of the principal amount to be repaid during each of the final four years.
Proceeds from debt		$ 4,000,000	4,000,000
Long-term Debt			$ 4,000,000		$ 7,112,000		$ 4,000,000
Bank Loan 2023 | Bolivia | Nueva Tel | Each of the final four years
Debt Instrument [Line Items]
Debt repayment percentage					22.25%				22.25%
Bank Loan 2023 | Bolivia | Nueva Tel | The First Year
Debt Instrument [Line Items]
Debt repayment percentage					11.00%				11.00%
Bank Loan 2023 | Bolivia | Nueva Tel | First 24 Months
Debt Instrument [Line Items]
Fixed rate on debt					7.00%				7.00%
Bank Loan 2023 | Bolivia | Nueva Tel | Tasa De Referencia | After First 24 Months
Debt Instrument [Line Items]
Variable interest rate					5.00%	5.00%
Tower Transaction Financing Obligation | Bolivia | Nueva Tel
Debt Instrument [Line Items]
Debt, current					$ 1,000,000
Debt, noncurrent					$ 15,800,000
Number of network towers covered under sale and lease back transaction | Tower					574				574
Proceeds from sale-leaseback financing obligation					$ 18,900,000
Net consideration in sale lease back transaction					89,500,000
Long-term Debt					16,757,000
Debt instrument excluded for debt covenant					12,100,000
Tower Transaction Financing Obligation | Bolivia | Maximum | Nueva Tel
Debt Instrument [Line Items]
Number of network towers available for sale under sale and lease back transaction | Tower										651
EIP Receivables Financing Obligation | New Zealand | 2degrees
Debt Instrument [Line Items]
Borrowing capacity					$ 23,900,000				$ 35,500,000
Variable interest rate					3.50%	3.50%
Debt weighted average interest rate					4.84%				4.84%
Commitment fee rate					0.65%	0.65%
Deferred financing costs					$ 400,000				$ 700,000
Long-term Debt					16,372,000				24,300,000
Unused capacity					$ 7,500,000				$ 11,200,000
Description of variable rate					BKBM plus a margin of 3.50%	BKBM plus a margin of 3.50%